Expenses by nature (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of sales
Depreciation, depletion and amortization	BRL (2,178,166)	BRL (1,960,328)	BRL (1,866,052)
Freight	(1,080,550)	(921,939)	(912,647)
Labor expenses	(578,600)	(580,119)	(495,272)
Variable costs (raw and consumable materials)	(4,411,100)	(3,645,960)	(2,604,238)
Total cost of sales	(8,248,416)	(7,108,346)	(5,878,209)
Selling expenses
Labor expenses	(26,917)	(33,142)	(29,152)
Selling expenses	(481,077)	(411,878)	(373,336)
Operating leases	(2,678)	(2,095)	(1,879)
Depreciation and amortization charges	(11,732)	(9,742)	(9,977)
Other expenses	(24,828)	(24,449)	(22,909)
Total selling expenses	(547,232)	(481,306)	(437,253)
General and administrative and directors' compensation expenses
Labor expenses	(111,771)	(104,451)	(99,321)
Third-party services (consulting, legal and others)	(104,433)	(106,963)	(105,652)
Depreciation and amortization charges	(15,099)	(13,373)	(16,209)
Donations and sponsorship	(8,568)	(8,599)	(7,359)
Taxes and contributions	(6,962)	(6,119)	(5,687)
Operating leases and insurance	(10,581)	(11,339)	(9,197)
Other expenses	(28,293)	(24,953)	(22,196)
Total general and administrative and directors' compensation expenses	(285,707)	(275,797)	(265,621)
Other operating income, net
Program of variable compensation to employees	(71,225)	(60,806)	(119,448)
Capital gain on land and buildings sold - Asset Light Project (Note 1(d))	61,648
Tax credits	4,742	10,346	7,383
Increment of the provision for impairment of the ICMS credits			(165,085)
Gain (loss) on disposal of property, plant and equipment	(35,782)	(31,342)	135,347
Change in fair value of biological assets (Note 18)	(326,349)	(212,248)	184,583
Provision (reversal) for contingencies	29,052	(23,174)	(13,716)
Others	(1,799)	(3,943)	(4,717)
Total other operating income, net	BRL (339,713)	BRL (321,167)	BRL 24,347